Lease (Tables)	3 Months Ended
Feb. 28, 2021
Leases [Abstract]
Assets and liabilities
	February 28, 2021	November 30, 2020

Assets:
Operating lease right-of-use asset	$102,688	$137,931

Liabilities:
Current:
Operating lease liability	$118,769	$157,110

Total lease liability	$118,769	$157,110

Lease term and discount rates
February 28, 2021

Remaining lease term (months)	9
Estimated incremental borrowing rate	11.4%

Future minimum lease payments
February 28, 2021
Lease payments for the remainder of the year ending November 30, 2021	$125,640
Less imputed interest	6,871
Present value of lease liabilities	$118,769